Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per common share:
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders is calculated as follows (in thousands, except share and per share amounts):

	For years ended December 31,
	2022	2021
Net loss	$(640)	$(37,713)
Weighted average common shares outstanding, basic and diluted	1,056,988	440,412
Net loss per share, basic and diluted	$(0.61)	$(85.63)

Schedule of Anti-dilutive Securities Excluded From Computation of Earnings Per Share

The following table sets forth securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

December 31,	2022	2021
Common stock warrants	459,856	217,477
Common stock options and RSUs	104,127	39,241
Unit Purchase Options	20,182	20,182